Transaction and Offering Related Fees - Schedule Of Transaction And Offering Related Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Transaction And Offering Related Fees [Abstract]
Professional fees	$ (150)	$ (4,794)
FBT tax expense	(5,683)
Other transaction and offering related fees	(950)
Total transaction and offering related fees	$ (6,783)	$ (4,794)	$ 0